Document and Entity Information	Dec. 30, 2019
Cover [Abstract]
Security Exchange Name	NYSE
Entity Incorporation State Country Code	A1
Amendment Flag	false
Entity Central Index Key	0000885590
Document Type	8-K
Document Period End Date	Dec. 30, 2019
Entity Registrant Name	Bausch Health Companies Inc.
Entity File Number	001-14956
Entity Tax Identification Number	98-0448205
Entity Address, Address Line One	2150 St. Elzéar Blvd. West
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H7L 4A8
City Area Code	514
Local Phone Number	744-6792
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, No Par Value
Trading Symbol	BHC
Entity Emerging Growth Company	false